Stockholders' equity: (Details 5) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 883	$ 8,477	$ 9,643	$ 7,005	$ 3,556
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			9,181	5,332	3,121
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			228	1,673	1,471
Total Stock-Based Compensation (Stock And Stock Option) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 9,409	$ 7,005	$ 4,592